Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment
Property, Plant and Equipment

15.   Property, Plant and Equipment

			Machinery and				Work in
		Buildings	equipment	Other assets	Land and farms	Added value	progress		Total

Annual average depreciation rate		3.51%	5.42%	17.81%	—	—	—		—
Cost
Balances on December 31, 2016		2,683,827	15,345,570	299,131	4,368,577	—	390,671		23,087,775
Transfers		141,161	485,182	3,297	392	—	(633,560)		—
Transfers between other assets		(4,500)	4,434	(7,035)	—	—	(8,705)		(15,806)
Additions		4,648	106,422	6,527	2,257	—	73,174		851,594
Write-offs	(a)	(9,463)	(95,277)	(13,525)	(26,161)	—	(4,697)		(149,123)
Interest capitalization		—	—	—	—	—	8,286		8,286
Balances on December 31, 2017		2,815,673	15,846,331	288,395	4,348,592	—	483,735	(b)	23,782,726
Transfers		127,015	439,553	12,881	750,824	—	(1,330,273)		—
Transfers between other assets		4,500	1,867	1,318	—	—	(8,945)		(1,260)
Additions		2,319	143,058	25,913	705	—	1,321,350		1,493,345
Acquisition Facepa		18,505	46,165	1,920	7,446	49,814	3,395		127,245
Acquistion PCH Mucuri		102,176	3,831	26	4,291	—	2		110,326
Write-offs	(a)	(8,654)	(67,280)	(1,183)	(34,523)	—	—		(111,640)
Interest capitalization		—	—	—	—	—	1,772		1,772
Balances on December 31, 2018		3,061,534	16,413,525	329,270	5,077,336	49,814	471,036	(b)	25,402,515

Depreciation
Balances on December 31, 2016		(762,686)	(5,908,943)	(180,866)	—	—	—		(6,852,495)
Transfers		8	270	(278)	—	—	—		—
Write-offs	(a)	3,172	64,536	13,145	—	—	—		80,853
Depreciation		(70,315)	(701,822)	(27,719)	—	—	—		(799,856)
Balances on December 31, 2017		(829,821)	(6,545,959)	(195,718)	—	—	—		(7,571,498)
Transfers		7	1,391	(1,398)	—	—	—		—
Write-offs	(a)	1,462	60,506	196	—	—	—		62,164
Depreciation		(78,264)	(760,634)	(29,844)	—	(4,178)	—		(87,292)
Balances on December 31, 2018		(906,616)	(7,244,696)	(226,764)	—	(4,178)	—		(8,382,254)

Net
Balances on December 31, 2017		1,985,852	9,300,372	92,677	4,348,592	—	483,735	(b)	16,211,228
Balances on December 31, 2018		2,154,918	9,168,829	102,506	5,077,336	45,636	471,036	(b)	17,020,259
(a)	In addition to disposals, write-offs include obsolescence and scrapping;
(b)

The balance of work in progress comes from investments made in line with its strategy to maximize return for shareholders, of which: (i) adjacent business - R$ 69,140; (ii) structural competitiveness - R$ 247,550; and (iii) other investments - R$ 154,346 (On December 31, 2017, (i) adjacent business - R$ 134,299; (ii) structural competitiveness - R$ 264,606; and (iii) other investments - R$ 84,830).

Machinery and equipment include amounts recognized as financial leasing outlined in Note 19.6.

15.1.      Assets given as collateral

On December 31, 2018, assets given as collateral in loan operations and lawsuits amounted to R$ 11,505,386 (R$ 11,571,632 on December 31, 2017).

15.2.      Capitalized expenses

On December 31, 2018, interests were capitalized in the amount of R$ 1,772 referring to the investments in adjacent business and structural competitiveness (December 31, 2017 the amount of R$ 8,286 referring to the same investments).

The amount considers acquisitions net of investments at the average rate of 0.54% per month.